Organization (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Subsidiaries and Consolidated Variable Interest Entities

The Company is principally engaged in the provision of Hosting and related services and Managed Network Services. .

(a)	As of December 31, 2014, the significant subsidiaries of the Company and consolidated variable interest entities are as follows:

Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
			Direct
Subsidiaries:
21ViaNet Group Limited (“21Vianet HK”)	May 25, 2007	Hong Kong	100%	Investment holding
21ViaNet Data Center Co., Ltd. (“21Vianet China”) (1)	June 12, 2000	PRC	100%	Provision of technical and consultation services and rental of long-lived assets
Fastweb International Holdings (“Fastweb Holdings”) (4)	September 9, 2012	Cayman Islands	100%	Investment holding
Hongkong Fastweb Holdings Co., Limited (“Fastweb HK”) (4)	September 9, 2012	Hong Kong	100%	Investment holding
Beijing Fastweb Technology Co., Ltd. (“Fastweb Technology”) (1) / (4)	September 9, 2012	PRC	100%	Dormant company
21Vianet (Foshan) Technology Co., Ltd. (“FS Technology”) (1)	December 20, 2011	PRC	100%	Trading of network equipment, provision of technical and internet data center services
21Vianet Anhui Suzhou Technology Co., Ltd. (“SZ Technology”) (1)	November 16, 2011	PRC	100%	Trading of network equipment
21Vianet Hangzhou Information Technology Co., Ltd. (“HZ Technology”) (1)	March 4, 2013	PRC	100%	Dormant company
21Vianet Mobile Limited (“21V Mobile”) (6)	April 30, 2013	Hong Kong	100%	Investment holding
Joytone Infotech Co., Ltd. (“SZ Zhuoaiyi”) (1) / (6)	April 30, 2013	PRC	100%	Provision of technical and consultation services
Abitcool (China) Broadband Inc. (“aBitCool DG”) (1)	June 13, 2014	PRC	100%	Provision of telecommunication services
WiFire Group Inc. (“WiFire Group”)	March 7, 2014	British Virgin Islands	100%	Investment holding
Diyixian.com Limited (“DYX”) (9)	August 10, 2014	Hong Kong	100%	Provision of virtual private network services
Dermot Holding Limited (“Dermot BVI”) (9)	August 10, 2014	British Virgin Islands	100%	Investment holding

Variable Interest Entities (the “VIEs”):
Beijing Yiyun Network Technology Co., Ltd. (formerly known as Beijing aBitCool Network Technology Co., Ltd.) (“21Vianet Technology”) (1) / (2)	October 22, 2002	PRC	—	Provision of internet data center and managed network services
Beijing iJoy Information Technology Co., Ltd. (“BJ iJoy”) (1) / (2) / (6)	April 30, 2013	PRC	—	Provision of internet data center, content delivery network services
aBitCool Small Micro Network Technology (BJ) Co., Ltd. (“aBitCool BJ) (1) / (2)	April 1, 2014	PRC	—	Provision of telecommunication services

Held directly by BJ iJoy:
Shanghai iJoy Information Technology Co., Ltd. (“SH iJoy”) (1) / (2) / (6)	May 30, 2013	PRC	—	Provision of internet data center, content delivery network services

Held directly by aBitCool BJ:
Shanghai Guotong Network Co., Ltd. (“SH Guotong”) (1) / (2) / (10)	July 31, 2014	PRC	—	Provision of content delivery network services

Held directly by 21Vianet Technology:
Beijing 21Vianet Broad Band Data Center Co., Ltd. (“21Vianet Beijing”) (1) / (2)	March 15, 2006	PRC	—	Provision of internet data center and managed network services
Dongguan Asia Cloud Investment Co., Ltd. (“Asia Cloud Investment”) (1) / (2) / (7)	July 30, 2013	PRC	—	Investment holding

Held directly by Asia Cloud Investment:
Dongguan Asia Cloud Network Technology Co., Ltd. (“Asia Cloud Technology”) (1) / (2) / (7)	August 16, 2013	PRC	—	Dormant company

Held directly by 21Vianet Beijing:
Beijing Chengyishidai Network Technology Co., Ltd. (“CYSD”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Zhiboxintong (Beijing) Network Technology Co., Ltd. (“ZBXT”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Guangzhou Gehua Network Technology and Development Co., Ltd. (“Gehua”) (1) / (2)	October 8, 2011	PRC	—	Provision of managed network services
Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”) (1) / (2)	December 19, 2011	PRC	—	Dormant company
Beijing Fastweb Network Technology Co., Ltd. (“BJ Fastweb”) (1) / (2) / (4)	September 9, 2012	PRC	—	Provision of internet data center and internet content delivery network services
Shanghai Blue Cloud Technology Co., Ltd. (“SH Blue Cloud”) (1) / (2)	March 21, 2013	PRC	—	Provision of Office 365 and Windows Azure platform services
Beijing Tianwang Online Communication Technology Co., Ltd. (“BJ Tianwang”) (1) / (2) / (5)	February 28, 2013	PRC	—	Provision of managed network services and virtual private network services
Beijing Yilong Technology Co., Ltd. (“BJ Yilong”) (1) / (2) / (5)	February 28, 2013	PRC	—	Provision of managed network services and virtual private network services
Beijing Yichengtaihe Investment Co., Ltd. (“BJ Yichengtaihe”) (1) / (2) / (11)	September 30, 2014	PRC	—	Dormant Company

Held directly by LF Xunchi:
Sichuan Aipu Network Co., Ltd. (“SC Aipu”) (1) / (2) / (8)	May 31, 2014	PRC	—	Provision of community network services and business network services

Held directly by DYX:
DYXnet Limited (“DYXnet”) (9)	August 10, 2014	Hong Kong	100%	Dormant Company

Held by DYX and LF Xunchi:
Shenzhen Diyixian Communication Co., Ltd. (“SZ DYX”) (1) / (9)	August 10, 2014	PRC	50%	Provision of virtual private network services

(1)	Collectively, the “PRC Subsidiaries”.
(2)	Collectively, the “Consolidated VIEs”.
(3)	On September 30, 2014, the Company through its subsidiary, 21Vianet Beijing acquired CYSD, ZBXT and its subsidiaries (collectively, the “Managed Network Entities”).
(4)	On September 9, 2012, the Company and its subsidiary, 21Vianet Beijing, acquired 100% equity interest in Fastweb Holding and its subsidiaries (collectively referred to as “Fastweb”) (Note 4).
(5)	On February 28, 2013, the Company through its wholly-owned subsidiary, 21Vianet Beijing, acquired 100% equity interests in BJ Tianwang and BJ Yilong. (collectively referred to as “Tianwang and Yilong”) (Note 4).
(6)	On April 30, 2013, the Company acquired 100% equity interest in 21V Mobile and its subsidiaries (collectively referred to as “iJoy”) (Note 4).
(7)	On July 30, 2013, the Company through 21Vianet Technology, and a state-owned entity established these entities for future operations of telecommunication related services (collectively referred to as “Asia Cloud Group”) (Note 1(c)).
(8)	On May 31, 2014, the Company and its subsidiary, Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”), acquired 50% equity interest plus one share in SC Aipu and its subsidiaries (collectively referred to as “Aipu Group”) (Note 4).
(9)	On August 10, 2014, the Company and its subsidiary, LF Xunchi, acquired 100% equity interest Dermot BVI and its subsidiaries (collectively referred to as “Dermot Entities”) (Note 4).
(10)	On August 1, 2014, the Company through its subsidiary, aBitCool BJ acquired 100% equity interest in the entity.
(11)	On September 30, 2014, the Company through its subsidiary, 21Vianet Beijing acquired 100% equity interest in the entity, which was accounted for an asset acquisition (Note 4).

Consolidated VIE before Eliminating Intercompany Balances

The following tables represent the financial information of the Consolidated VIEs as of December 31, 2013 and 2014 and for the years ended December 31, 2012, 2013 and 2014 before eliminating the intercompany balances and transactions between the Consolidated VIEs and other entities within the Group:

	As of December 31,
	2013	2014
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	259,987	369,597	59,568
Restricted cash	3,020	61,649	9,936
Accounts receivable (net of allowance for doubtful accounts of RMB547 and RMB10,012 (US$1,614) as of December 31, 2013 and 2014, respectively)	605,205	677,375	109,173
Inventories	—	9,673	1,559
Short-term investments	900,000	900,000	145,054
Prepaid expenses and other current assets	110,865	258,474	41,658
Deferred tax assets	19,091	33,717	5,434
Amounts due from a related party	9,800	9,800	1,579

Total current assets	1,907,968	2,320,285	373,961

Non-current assets:
Property and equipment, net	813,939	1,945,176	313,505
Intangible assets, net	230,607	904,921	145,847
Land use right	—	66,175	10,665
Goodwill	410,500	1,146,570	184,794
Deferred tax assets	17,202	40,363	6,505
Amount due from a related party	—	28,500	4,593
Other non-current assets	11,645	65,942	10,628
Long-term investments	98,526	110,626	17,830

Total non-current assets	1,582,419	4,308,273	694,367

Total assets	3,490,387	6,628,558	1,068,328

	As of December 31,
	2013	2014
	RMB	RMB	US$
Current liabilities:
Short-term bank borrowings	173,726	160,181	25,816
Accounts and notes payable	186,381	340,519	54,882
Accrued expenses and other payables	195,816	375,124	60,459
Advance from customers	546	97,679	15,743
Income tax payable	11,427	27,677	4,461
Deferred revenue	32,558	338,655	54,581
Amount due to inter-companies (1)	394,418	491,522	79,219
Amount due to related parties (2)	47,755	53,371	8,602
Current portion of capital lease obligation	14,600	54,984	8,862
Current portion of other long-term borrowings	—	900,000	145,054
Deferred government grants	—	6,150	991
Deferred tax liabilities	3,115	2,696	435

Total current liabilities	1,060,342	2,848,558	459,105

Non-current liabilities:
Amount due to inter-companies	240,337	1,137,850	183,388
Other long-term borrowings	900,000	—	—
Non-current portion of capital lease obligations	337,122	458,632	73,918
Unrecognized tax benefits	18,559	20,453	3,296
Deferred tax liabilities	74,417	227,821	36,718
Deferred government grants	18,046	27,422	4,420
Deferred revenue	—	74,044	11,934
Mandatorily redeemable noncontrolling interests	100,000	100,000	16,117

Total non-current liabilities	1,688,481	2,046,222	329,791

Total liabilities	2,748,823	4,894,780	788,896

	For the Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Net revenues	1,527,626	2,051,248	2,695,021	434,359
Net profit	122,552	179,049	175,521	28,289

	For the Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Net cash provided by operating activities	169,304	195,659	434,865	70,088
Net cash used in investing activities	(205,069)	(1,272,863)	(808,117)	(130,245)
Net cash provided by financing activities	110,076	1,168,139	480,045	77,369
Net increase in cash and cash equivalents	74,311	90,935	106,793	17,212

(1)

Amount due to inter-companies consist of intercompany payables to the other companies within the Group for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs. The Consolidated VIEs had intercompany payables of RMB14,892 and RMB36,103 (US$5,819) to 21Vianet China and SZ Zhuoaiyi for accrued service fees as of December 31, 2013 and 2014, respectively. Service fees paid by the Consolidated VIEs to 21Vianet China and SZ Zhuoaiyi were RMB4,224, RMB9,924 and nil for the years ended December 31, 2012, 2013 and 2014, respectively.

(2)	Information with respect to related parties is discussed in Note 24.